Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and Global Indemnity performance for the fiscal years listed below. The Compensation Actually Paid amounts shown below are prepared in accordance with Item 402(v) of Regulation
S-K.
The
Nom-Comp
Committee did not specifically consider the Compensation Actually Paid amounts when determining named executive officer compensation for fiscal years 2020 through 2022. For a discussion of how the
Nom-Comp
Committee seeks to align pay with performance when making executive compensation decisions, please see the section above titled “Compensation Discussion and Analysis” beginning on page 31.
PAY VERSUS PERFORMANCE TABLE

									Value of Initial Fixed $100 Investment Based on: (d)
Year	Summary Compensation Table Total for PEO (Brown) (a) ($)	Summary Compensation Table Total for PEO (Charlton) (a) ($)	Summary Compensation Table Total for PEO (Valko) (a) ($)	Compensation Actually Paid to PEO (Brown) (a) (b) (c) ($)	Compensation Actually Paid to PEO (Charlton) (a) (b) (c) ($)	Compensation Actually Paid to PEO (Valko) (a) (b) (c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs (a) (b) (c) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Underwriting Income (e) ($M)
2022	792,898	1,153,050	—	739,898	1,153,050	—	611,140	560,964	$89	$133	(850,000)	8.324
2021	—	3,455,901	258,506	—	3,455,901	258,506	951,327	649,275	$92	$125	29,354,000	(10.38)
2020	—	—	1,393,286	—	—	817,286	880,140	847,693	$101	$96	(21,006,000)	17.929

(a)
Our PEOs were as follows: (1) Cynthia Y. Valko was our PEO for 2020; (2) Ms. Valko and David S. Charlton were our PEOs for 2021; and (3) Joseph W. Brown and Mr. Charlton were our PEOs for 2022. Specifically, Ms. Valko was our Chief Executive Officer for all of 2020 and part of 2021, until she retired in January 2021. Ms. Valko was succeeded by Mr. Charlton, who was our Chief Executive for the remainder of 2021 and part of 2022. Mr. Charlton departed in October 2022 and was succeeded by Mr. Brown, who served as our Chief Executive Officer for the remainder of 2022.

The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jonathan E. Oltman	Jonathan E. Oltman	Jonathan E. Oltman
Thomas M. McGeehan	Thomas M. McGeehan	Thomas M. McGeehan
Thomas P. Gibbons	Thomas P. Gibbons	Thomas P. Gibbons
Stanley K. Lam	Reiner R. Mauer	Reiner R. Mauer
David C. Elliott		David C. Elliott

(b)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (c) below.

(c)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the
Non-PEO
NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Our named executive officers have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years.

Year	Summary Compensation Table Total for Joseph W. Brown ($)	Exclusion of Stock Awards and Option Awards for Joseph W. Brown ($)	Inclusion of Equity Values for Joseph W. Brown ($)	Compensation Actually Paid to Joseph W. Brown ($)
2022	792,898	(596,000)	543,000	739,898

Year	Summary Compensation Table Total for David S. Charlton ($)	Exclusion of Stock Awards and Option Awards for David S. Charlton ($)	Inclusion of Equity Values for David S. Charlton ($)	Compensation Actually Paid to David S. Charlton ($)
2022	1,153,050	—	—	1,153,050
2021	3,455,901	—	—	3,455,901

Year	Summary Compensation Table Total for Cynthia Y. Valko ($)	Exclusion of Stock Awards and Option Awards for Cynthia Y. Valko ($)	Inclusion of Equity Values for Cynthia Y. Valko ($)	Compensation Actually Paid to Cynthia Y. Valko ($)
2021	258,506	—	—	258,506
2020	1,393,286	(576,000)	—	817,286

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	611,140	—	(50,176)	560,964
2021	951,327	(243,250)	(58,802)	649,275
2020	880,140	(424,400)	391,953	847,693
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph W. Brown ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Joseph W. Brown ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joseph W. Brown ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Joseph W. Brown ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Joseph W. Brown ($)	Total - Inclusion of Equity Values for Joseph W. Brown ($)
2022	381,000	—	162,000	—	—	543,000

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David S. Charlton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for David S. Charlton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David S. Charlton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for David S. Charlton ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for David S. Charlton ($)	Total - Inclusion of Equity Values for David S. Charlton ($)
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cynthia Y. Valko ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Cynthia Y. Valko ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cynthia Y. Valko ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Cynthia Y. Valko ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Cynthia Y. Valko ($)	Total - Inclusion of Equity Values for Cynthia Y. Valko ($)
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	—	(22,878)	—	2,883	(30,181)	(50,176)
2021	—	(-58,343)	—	(459)	—	(58,802)
2020	397,973	(12,257)	—	6,237	—	391,953

(d)
The Peer Group TSR, as defined below, set forth in this table utilizes the NASDAQ Insurance Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Global Indemnity and in the NASDAQ Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(e)
We determined underwriting income to be the most important financial performance measure used to link Global Indemnity performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs for our fiscal year ended December 31, 2022. Underwriting income equals earned premiums less losses, loss adjustment expenses, commission expenses and other underwriting
expenses. Underwriting income may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine
a
different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Underwriting income
Named Executive Officers, Footnote [Text Block]

The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Jonathan E. Oltman	Jonathan E. Oltman	Jonathan E. Oltman
Thomas M. McGeehan	Thomas M. McGeehan	Thomas M. McGeehan
Thomas P. Gibbons	Thomas P. Gibbons	Thomas P. Gibbons
Stanley K. Lam	Reiner R. Mauer	Reiner R. Mauer
David C. Elliott		David C. Elliott

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR, as defined below, set forth in this table utilizes the NASDAQ Insurance Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Global Indemnity and in the NASDAQ Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
(c)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the
Non-PEO
NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Our named executive officers have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years.

Year	Summary Compensation Table Total for Joseph W. Brown ($)	Exclusion of Stock Awards and Option Awards for Joseph W. Brown ($)	Inclusion of Equity Values for Joseph W. Brown ($)	Compensation Actually Paid to Joseph W. Brown ($)
2022	792,898	(596,000)	543,000	739,898

Year	Summary Compensation Table Total for David S. Charlton ($)	Exclusion of Stock Awards and Option Awards for David S. Charlton ($)	Inclusion of Equity Values for David S. Charlton ($)	Compensation Actually Paid to David S. Charlton ($)
2022	1,153,050	—	—	1,153,050
2021	3,455,901	—	—	3,455,901

Year	Summary Compensation Table Total for Cynthia Y. Valko ($)	Exclusion of Stock Awards and Option Awards for Cynthia Y. Valko ($)	Inclusion of Equity Values for Cynthia Y. Valko ($)	Compensation Actually Paid to Cynthia Y. Valko ($)
2021	258,506	—	—	258,506
2020	1,393,286	(576,000)	—	817,286

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	611,140	—	(50,176)	560,964
2021	951,327	(243,250)	(58,802)	649,275
2020	880,140	(424,400)	391,953	847,693
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph W. Brown ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Joseph W. Brown ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joseph W. Brown ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Joseph W. Brown ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Joseph W. Brown ($)	Total - Inclusion of Equity Values for Joseph W. Brown ($)
2022	381,000	—	162,000	—	—	543,000

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David S. Charlton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for David S. Charlton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David S. Charlton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for David S. Charlton ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for David S. Charlton ($)	Total - Inclusion of Equity Values for David S. Charlton ($)
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cynthia Y. Valko ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Cynthia Y. Valko ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cynthia Y. Valko ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Cynthia Y. Valko ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Cynthia Y. Valko ($)	Total - Inclusion of Equity Values for Cynthia Y. Valko ($)
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	—	(22,878)	—	2,883	(30,181)	(50,176)
2021	—	(-58,343)	—	(459)	—	(58,802)
2020	397,973	(12,257)	—	6,237	—	391,953

Non-PEO NEO Average Total Compensation Amount	$ 611,140	$ 951,327	$ 880,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 560,964	649,275	847,693
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(c)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals (or, in the case of the
Non-PEO
NEOs, the average of the totals) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Our named executive officers have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years.

Year	Summary Compensation Table Total for Joseph W. Brown ($)	Exclusion of Stock Awards and Option Awards for Joseph W. Brown ($)	Inclusion of Equity Values for Joseph W. Brown ($)	Compensation Actually Paid to Joseph W. Brown ($)
2022	792,898	(596,000)	543,000	739,898

Year	Summary Compensation Table Total for David S. Charlton ($)	Exclusion of Stock Awards and Option Awards for David S. Charlton ($)	Inclusion of Equity Values for David S. Charlton ($)	Compensation Actually Paid to David S. Charlton ($)
2022	1,153,050	—	—	1,153,050
2021	3,455,901	—	—	3,455,901

Year	Summary Compensation Table Total for Cynthia Y. Valko ($)	Exclusion of Stock Awards and Option Awards for Cynthia Y. Valko ($)	Inclusion of Equity Values for Cynthia Y. Valko ($)	Compensation Actually Paid to Cynthia Y. Valko ($)
2021	258,506	—	—	258,506
2020	1,393,286	(576,000)	—	817,286

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	611,140	—	(50,176)	560,964
2021	951,327	(243,250)	(58,802)	649,275
2020	880,140	(424,400)	391,953	847,693
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Joseph W. Brown ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Joseph W. Brown ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Joseph W. Brown ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Joseph W. Brown ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Joseph W. Brown ($)	Total - Inclusion of Equity Values for Joseph W. Brown ($)
2022	381,000	—	162,000	—	—	543,000

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David S. Charlton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for David S. Charlton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David S. Charlton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for David S. Charlton ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for David S. Charlton ($)	Total - Inclusion of Equity Values for David S. Charlton ($)
2022	—	—	—	—	—	—
2021	—	—	—	—	—	—

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Cynthia Y. Valko ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Cynthia Y. Valko ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Cynthia Y. Valko ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Cynthia Y. Valko ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Cynthia Y. Valko ($)	Total - Inclusion of Equity Values for Cynthia Y. Valko ($)
2021	—	—	—	—	—	—
2020	—	—	—	—	—	—

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	—	(22,878)	—	2,883	(30,181)	(50,176)
2021	—	(-58,343)	—	(459)	—	(58,802)
2020	397,973	(12,257)	—	6,237	—	391,953

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES
Global Indemnity used three key financial performance measures set forth below to link compensation actually paid to our named executive officers for fiscal 2022 to Global Indemnity performance.

Most Important Measures for Determining PEO and Non-PEO NEO Pay
Underwriting Income
Gross Written Premiums
Combined Ratio

Total Shareholder Return Amount	$ 89	92	101
Peer Group Total Shareholder Return Amount	133	125	96
Net Income (Loss)	$ (850,000)	$ 29,354,000	$ (21,006,000)
Company Selected Measure Amount	8,324,000	(10,380,000)	17,929,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Underwriting Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Written Premiums
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio
Cynthia Y. Valko [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 258,506	$ 1,393,286
PEO Actually Paid Compensation Amount		$ 258,506	$ 817,286
PEO Name		Cynthia Y. Valko	Cynthia Y. Valko
David S. Charlton [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,153,050	$ 3,455,901
PEO Actually Paid Compensation Amount	$ 1,153,050	$ 3,455,901
PEO Name	David S. Charlton	David S. Charlton
Joseph W. Brown [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 792,898
PEO Actually Paid Compensation Amount	$ 739,898
PEO Name	Joseph W. Brown
PEO [Member] | Cynthia Y. Valko [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (576,000)
PEO [Member] | Joseph W. Brown [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (596,000)
PEO [Member] | Joseph W. Brown [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	543,000
PEO [Member] | Joseph W. Brown [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	381,000
PEO [Member] | Joseph W. Brown [Member] | VestingDate Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	162,000
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ (243,250)	(424,400)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,176)	(58,802)	391,953
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			397,973
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,878)	(58,343)	(12,257)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,883	$ (459)	$ 6,237
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (30,181)